Employee Benefits (Schedule Of Expected To Pay Benefits For Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012	€ 92
2013	66
2014	105
2015	90
2016	119
Aggregate for the years 2017-2021	1,485
Total	1,957
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	79
2013	56
2014	93
2015	71
2016	92
Aggregate for the years 2017-2021	1,186
Total	1,577
Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	13
2013	10
2014	12
2015	19
2016	27
Aggregate for the years 2017-2021	299
Total	€ 380